13. Income Per Share (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Per Share Details
Weighted average number of common shares outstanding - used in computation of basic income per common share	2,036,000	2,052,000	2,069,000
Effect of dilutive securities:
Stock options	16,000	17,000	12,000
Stock grants	16,000	7,000	11,000
Weighted average number of common shares outstanding plus effect of dilutive securities - used in computation of diluted net income per common share	2,068,000	2,076,000	2,092,000